Debentures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debentures [Abstract]
Schedule of Activity Related to the Debentures	The following is a summary of activity related to the debentures:
As of January 1, 2023	60,873
Interest incurred	11,639
Principal payments	(7,417)
Interest payments	(13,898)
As of December 31, 2023	51,197
Interest incurred	4,319
Principal payments	(6,146)
Interest payments	(3,590)
As of June 30, 2024	45,780
The following is a summary of activity related to the debentures for the years ended December 31, 2023, 2022 and 2021:
As of January 1, 2021	-
Issuance of debentures	61,000
Transaction costs	(2,264)
Interest incurred	5,051
Interest payments	(3,303)
As of December 31, 2021	60,484
Interest incurred	12,074
Interest payments	(11,685)
As of December 31, 2022	60,873
Interest incurred	11,639
Principal payments	(7,417)
Interest payments	(13,898)
As of December 31, 2023	51,197

Schedule of Exposure Premium Fair Value Considers a Cap for the Liquidity Event or Early Redemption According	The Exposure Premium fair value considers a cap for the liquidity event or early redemption according to the following criteria:
Liquidity Event Date or Early Redemption Date	Cap Applied to Total Debentures Outstanding (%)
From May 14, 2021 (inclusive) to May 14, 2022 (exclusive)	35.00%
From May 14, 2022 (inclusive) to May 14, 2023 (exclusive)	40.00%
From May 14, 2023 (inclusive) to May 14, 2024 (exclusive)	45.00%
From May 14, 2024 (inclusive) to May 14, 2031	50.00%